LOANS AND SERVICING (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
LOANS AND SERVICING
Beginning Balance				$ 1,824				$ 1,651	$ 1,824	$ 1,651
Provision for loan losses	38	67	31	64	124	80	681	64	200	949
Recoveries									142	12
Charge-offs									(386)	(788)
Ending Balance	$ 1,780				$ 1,824				$ 1,780	$ 1,824